Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Trade and other receivables with customers:	R$ 1,039,373	R$ 894,996
Trade and other receivables with others	42,406	26,357
Total trade and other receivables with customers	1,081,779	921,353
Provision for expected credit losses	(12,723)	(6,925)
Total	R$ 1,069,056	R$ 914,428